Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	May 31, 2013
Registrant Name	dei_EntityRegistrantName	Community Capital Trust
CIK	dei_EntityCentralIndexKey	0001078195
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Jan. 16, 2014
Effective Date	dei_DocumentEffectiveDate	Jan. 16, 2014
Prospectus Date	rr_ProspectusDate	Oct. 01, 2013
CCM Alternative Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text	cctrust_SupplementTextBlock

COMMUNITY CAPITAL TRUST

CCM Active Income Fund

(the “Fund”)

Supplement dated January 16, 2014

to the

Prospectus and Statement of Additional Information

dated October 1, 2013

Change of Name of Fund

Effective as of January 16, 2014, the name of the Fund has been changed to CCM Alternative Income Fund.